Concentration of Revenues and Cost of Revenue - Schedule of Concentration of Major Customers and Suppliers (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Revenues	$ 12,873,417	$ 14,370,553
Concentration risk percentage	55.52%	36.50%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	51.24%		45.42%
Accounts receivable	$ 2,755,448		$ 5,865,781
Customer Concentration Risk [Member] | Customers [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Revenues	$ 12,873,417	$ 14,370,553
Concentration risk percentage	55.52%	36.50%
Customer Concentration Risk [Member] | Customers [Member] | Accounts Receivable [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	51.24%		45.42%
Accounts receivable	$ 2,755,448		$ 5,865,781
Supplier Concentration Risk [Member] | Supplier A [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	12.76%	10.31%
Cost of revenue	$ 2,931,950	$ 3,931,179
Supplier Concentration Risk [Member] | Supplier A [Member] | Accounts Payable [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	23.41%		18.09%
Accounts payable	$ 948,761		$ 2,084,994
Supplier Concentration Risk [Member] | Supplier B [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	19.23%	14.69%
Cost of revenue	$ 4,418,879	$ 5,600,907
Supplier Concentration Risk [Member] | Supplier B [Member] | Accounts Payable [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	17.13%		10.03%
Accounts payable	$ 694,418		$ 1,156,233
Supplier Concentration Risk [Member] | Supplier [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	31.99%	25.00%
Cost of revenue	$ 7,350,829	$ 9,532,086
Supplier Concentration Risk [Member] | Supplier [Member] | Accounts Payable [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	40.54%		28.12%
Accounts payable	$ 1,643,179		$ 3,241,227